Share-based payments	6 Months Ended
Jun. 30, 2023
Share-based payments
Share-based payments

10.     Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014).  Under this program, the Company granted awards to certain members of the Management Board, certain members of the Company’s Supervisory Board, non-employee consultants and employees.

Share-based payments with service conditions

The majority of the awards vest in instalments over three years and can be exercised up to 10 years after the grant date. The Group granted 384,000 and 8,052,750 awards for the three and six months ended June 30, 2023 to employees, members of the Management Board and members of the Supervisory Board. Fair value of the awards at grant date in the three and six months ended June 30, 2023 amounts to €0.2 million ($0.2 million) and €5.9 million ($6.3 million). 217,725 and 368,540 ESOP 2014 awards were cancelled or forfeited due to termination of employment during the three and six months ended June 30, 2023 (June 30, 2022: 13,926 and 99,591). During the three and six months ended June 30, 2023, no options were exercised (June 30, 2022: 18,994 and 43,440 options at a weighted average share price of $2.26 and $2.52).

As of June 30, 2023, 22,953,944 ESOP 2014 options were outstanding (December 31, 2022: 15,269,734), and 11,169,133 awards had vested (December 31, 2022: 8,510,863). The options outstanding as of June 30, 2023 had an exercise price in the range of $0.60 to $13.47 and a weighted average remaining contractual life of 7.7 years (December 31, 2022: 7.4 years) and a weighted average exercise price of $3.55 (December 31, 2022: $4.91).

Share-based payments with market condition

During 2022, the Company issued 2,825,000 options (1,325,000 awards in the first quarter and 1,500,000 awards in the second quarter of 2022), with market-based performance conditions to members of the Management Board and employees. Each grant consists of three tranches, whereby one-third of the total grant will vest when the volume-weighted average share price over the preceding thirty trading days reaches $12.00, $15.00, and $18.00, respectively. Except with respect to a change of control, these options shall not vest before the first anniversary of the grant date. As of June 30, 2023, no options were cancelled, forfeited or exercised.

Fair value at grant date of the awards granted in the three and six months ended June 30, 2022 amounts to €1.4 million ($1.8 million) and €2.9 million ($3.2 million). The contractual lifetime of the options is two years. Any unvested awards on the date that is two years following the grant date will lapse.

Share-based payment expense

In the three and six months ended June 30, 2023, compensation expense of €3,231 (including an accelerated expense due to the reduction of the Company’s headcount in the course of the reorganization) and €7,389 was recognized affecting research and development expenses (€1,709 and €4,022) and general and administrative expenses (€1,523 and €3,368). In the three and six months ended June 30, 2022, compensation expense of €5,625 and €9,872 was recognized affecting research and development expenses (€2,889 and €5,194) and general and administrative expenses (€2,736 and €4,678).

Fair value measurement

The fair value of options with service conditions granted in the six months ended June 30, 2023 and 2022, respectively, was determined using the Black-Scholes-Merton valuation model. The significant inputs into the valuation model are as follows (weighted average):

	June 30, 2023	June 30, 2022
Fair value at grant date	$0.79	$3.30
Share price at grant date	$1.05	$4.45
Exercise price	$1.05	$4.45
Expected volatility	90%	90%
Expected life	5.86	5.87
Expected dividends	0.00	0.00
Risk-free interest rate	3.95%	2.22%

The fair value of options with market conditions granted in the six months ended June 30, 2022, was determined using a Monte Carlo simulation. The significant inputs into the valuation model are as follows (weighted average):

June 30, 2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%

Expected volatility is estimated based on the observed daily share price returns of Affimed measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the grant date.